COMMON SHARES AND TREASURY SHARES (Tables)	12 Months Ended
Dec. 31, 2022
COMMON SHARES AND TREASURY SHARES
Schedule of common shares

Common shares		2022	2021	2020
	Nominal
	value per	Number of	Number of	Number of
	share (USD)	shares	shares	shares
A-shares	0.01	82,311,299	81,233,269	74,855,929
B-shares	0.01	1	1	1
C-shares	0.01	1	1	1
Total		82,311,301	81,233,271	74,855,931

Schedule of treasury share transactions

Treasury shares	2022	2021	2020
Number of shares (‘000)
Balance as of 01 January	493.4	493.4	312.9
Additions	—	—	180.5
Balance as of 31 December	493.4	493.4	493.4

	2022	2021	2020
Nominal value USD ‘000
Balance as of 01 January	4.9	4.9	3.1
Additions	—	—	1.8
Balance as of 31 December	4.9	4.9	4.9

Treasury shares - continued	2022	2021	2020
Percentage of share capital
Balance as of 01 January	0.6%	0.7%	0.4%
Additions	—	—	0.2%
Dilution due to capital increases	—	(0.1)%	0.1%
Balance as of 31 December	0.6%	0.6%	0.7%